FAIR VALUE (Tables)	12 Months Ended
Feb. 29, 2020
FAIR VALUE
Schedule of inputs for fair value measurements of assets

	Fair Value Measurement at Reporting Date Using
		Quoted Prices in	Significant Other	Significant
	February 28,	Active Market for	Observable	Unobservable
Description	2019	Identical Assets	Inputs	Inputs
		(Level 1)	(Level 2)	(Level 3)

Short-term investments
Variable-rate financial instruments	$99,663	—	$99,663	—
Long-term investments
Equity securities with readily determinable fair values	$132,143	$132,143	—	—
Fair value option investments	$7,484	—	—	$7,484
Available-for-sale investments	$346,185	—	—	$346,185

Total	$585,475	$132,143	$99,663	$353,669

	Fair Value Measurement at Reporting Date Using
		Quoted Prices in	Significant Other	Significant
	February 29,	Active Market for	Observable	Unobservable
Description	2020	Identical Assets	Inputs	Inputs
		(Level 1)	(Level 2)	(Level 3)

Long-term investments
Equity securities with readily determinable fair values	$26,696	$26,696	—	—
Fair value option investments	$7,258	—	—	$7,258
Available-for-sale investments	$303,584	—	—	$303,584

Total	$337,538	$26,696	—	$310,842

Schedule of roll forward of Level 3 instruments

US$

Balance as of February 28, 2018	$330,564

Purchase	186,628
Disposal	(3,890)
Transfer out due to reclassification	(129,287)
Changes in fair value	12,047
Impairment loss	(34,883)
Foreign exchange difference	(7,510)
Balance as of February 28, 2019	$353,669

Purchase	95,269
Disposal	(1,512)
Changes in fair value	(45)
Impairment loss	(133,329)
Foreign exchange difference	(3,210)

Balance as of February 29, 2020	$310,842